N-2 - USD ($)		6 Months Ended	12 Months Ended
		Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001390195
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		abrdn Global Premier Properties Fund
Document Period End Date		Apr. 30, 2026
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Fund’s investment objective is to seek high current income and capital appreciation.
Risk Factors [Table Text Block]
8.  Portfolio Investment Risks
a.  Concentration Risk:
The Fund invests a substantial amount of its assets in the equity securities of issuers engaged in the real estate industry, including real estate investment trusts ("REITs"). As a result, the Fund may be more affected by economic developments in the real estate industry than would a general equity fund. At times, the performance of real estate companies will lag behind the performance of companies in other industries or the broader market as a whole.
b.  Emerging Markets Risk:
The Fund is subject to emerging market risk. This is a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below). Additional risks associated with investing in emerging markets include, among other things, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, and in the nationalization of foreign deposits or assets.
c.  Equity Securities Risk:
The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry) or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common shareholders' claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.
d.  Foreign Currency Exposure Risk:
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Advisers are unsuccessful.
e.  Foreign Securities Risk:
Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund's investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
f.  Issuer Risk:
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. In an increasingly interconnected financial market, the adverse changes in the financial conditions of one issuer may negatively affect other issuers.
g.  Leverage Risk:
The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
h.  Management Risk:
The Fund is subject to the risk that the Advisers may make poor security selections. The Advisers and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Advisers may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.
i.  Market Events Risk:
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the Fed or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, war, terrorism, natural disasters, public health issues such as pandemics or epidemics, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively affected. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund's investments.

j.  Mid-Cap Securities Risk:
Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
k.  Non-U.S. Taxation Risk:
Income, proceeds and gains received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.
If, at the close of its taxable year, more than 50% of the value of the Fund’s total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If the Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Even if the Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.
l.  Passive Foreign Investment Company Tax Risk:
Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. The Fund may be able to elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually. The Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges  described above in some instances.

m.  Qualified Dividend Income Tax Risk:
Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.
n.  REIT and Real Estate Risk:
Investment in REITs and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions; reduced demand for commercial and office space; increased maintenance or tenant improvement costs to convert properties for other uses; default risk of tenants and borrowers; the financial condition of tenants, buyers and sellers; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases risk. Certain REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will directly bear the expenses of their investment in the Fund and indirectly bear the expenses of the Fund’s investments when the Fund invests in REITs.
o.  Small-Cap Securities Risk:
Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.
p.  Valuation Risk:
The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lower than expected gain upon the sale of the investment. The Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Annual Dividend Payment	[1]	$ (0.48)	$ (0.48)	$ (0.48)	$ (0.48)	$ (0.48)	$ (0.48)
Lowest Price or Bid		11.46
Highest Price or Bid		12.56
Lowest Price or Bid, NAV		11.28
Highest Price or Bid, NAV		$ 12.48
Highest Price or Bid, Premium (Discount) to NAV [Percent]		3.16%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(2.29%)
Share Price	[1]	$ 11.96	11.64	12.9	9.87	11.91	19.68
NAV Per Share	[1]	$ 11.97	$ 11.37	$ 12.6	$ 10.71	$ 12.69	$ 20.52	$ 15.69
Latest Premium (Discount) to NAV [Percent]		(0.08%)	2.37%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
5.  Capital
The Fund is authorized to issue an unlimited number of common shares with no par value. As of April 30, 2026, there were 30,855,647 shares of common stock issued and outstanding. The Fund effected a 1-for-3 reverse stock split which was implemented on February 9, 2026. The historical share transactions presented in the Statements of
Changes in Net Assets and per share data presented inthe Financial Highlights have been adjusted retroactively to give effect to the reverse share split. The effect of this reverse stock split was to reduce the number of shares outstanding in the Fund, while maintaining the Fund's and each stockholder's aggregate net asset value.
The Fund has filed a shelf registration statement with the SEC, initially effective on December 17, 2024, authorizing the Fund to issue up to $55,000,000 aggregate initial offering price of common shares of beneficial interest with no par value ("Common Shares"), preferred shares ("Preferred Shares"), promissory notes (“Notes”), subscription rights to purchase Common Shares (“Rights” and collectively with the Common Shares and Preferred Shares, “Securities”) in one or more offerings in amounts, at prices and on terms set forth in one or more supplements to the initial Prospectus (each a “Prospectus Supplement”). The offering costs associated with the Fund's shelf registration statement are approximately $129,039 of which $69,481 was charged to paid-in-capital upon the issuance of associated shares.
On April 1, 2026, abrdn Global Premier Properties Fund (NYSE: AWP) (the “Fund”) entered into an amended and restated distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (the “Distributor”), pursuant to which the Fund may offer and sell up to $55,000,000 of common shares of beneficial interest with no par value (“Common Shares”), from time to time through the Distributor, in transactions deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended (the “Offering”). Under the Investment Company Act of 1940, as amended, the Fund may not sell any Common Shares at a price below the current net asset value of such common shares, exclusive of any distributing commission or discount. Pursuant to the Distribution Agreement, the Distributor may enter into sub-placement agent agreements with one or more selected dealers. The Distributor has entered into an amended and restated sub-placement agent agreement, dated April 1, 2026 (the “Sub-Placement Agent Agreement”), with UBS Securities LLC (the “Sub-Placement Agent”) relating to the Common Shares to be offered under the Distribution Agreement. The Offering is being made pursuant a prospectus supplement, dated April 1, 2026 and the accompanying prospectus, dated December 17, 2024, each of which constitute part of the Fund’s effective shelf registration statement on Form N-2 (File No. 333- 282296) previously filed with the Securities and Exchange Commission (the “Registration Statement”).
The offering costs associated with the Fund’s ATM Offering are approximately $87,053 of which $83,697 were charged to paid-in-capital upon the issuance of associated shares and $3,356 remains in prepaid expenses.
During the six-month period ended April 30, 2026, there were 1,518,169 shares sold in connection with the ATM Offering.

Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund's Dividend Reinvestment and Optional Cash Purchase Plan. Additional information concerning the Dividend Reinvestment and Optional Cash Purchase Plan is included within this report.

Security Dividends [Text Block]
f.  Distributions:
The Fund implemented a managed distribution policy to pay a stable monthly distribution out of current income, supplemented by realized short-term capital gains and long-term capital gains, and, to the extent necessary, paid-in capital, which is a nontaxable return of capital. The managed distribution policy is subject to regular review by the Board. The Fund expects to pay its common shareholders annually all or substantially all of its investment company taxable income. In addition, at least annually, the Fund intends to distribute all or substantially all of its net capital gains, if any.
Distributions from net realized gains for book purposes may include short-term capital gains which are ordinary income for tax purposes. Distributions to common shareholders are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported to shareholders as return of capital.

Outstanding Security, Title [Text Block]		common stock
Outstanding Security, Held [Shares]		30,855,647
Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
a.  Concentration Risk:
The Fund invests a substantial amount of its assets in the equity securities of issuers engaged in the real estate industry, including real estate investment trusts ("REITs"). As a result, the Fund may be more affected by economic developments in the real estate industry than would a general equity fund. At times, the performance of real estate companies will lag behind the performance of companies in other industries or the broader market as a whole.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
b.  Emerging Markets Risk:
The Fund is subject to emerging market risk. This is a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below). Additional risks associated with investing in emerging markets include, among other things, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, and in the nationalization of foreign deposits or assets.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
c.  Equity Securities Risk:
The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry) or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common shareholders' claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Foreign Currency Exposure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
d.  Foreign Currency Exposure Risk:
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Advisers are unsuccessful.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
e.  Foreign Securities Risk:
Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund's investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
f.  Issuer Risk:
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. In an increasingly interconnected financial market, the adverse changes in the financial conditions of one issuer may negatively affect other issuers.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
g.  Leverage Risk:
The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
h.  Management Risk:
The Fund is subject to the risk that the Advisers may make poor security selections. The Advisers and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Advisers may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
i.  Market Events Risk:
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the Fed or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, war, terrorism, natural disasters, public health issues such as pandemics or epidemics, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively affected. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund's investments.

Mid-Cap Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		j. Mid-Cap Securities Risk: Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
Non-U.S. Taxation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
k.  Non-U.S. Taxation Risk:
Income, proceeds and gains received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.
If, at the close of its taxable year, more than 50% of the value of the Fund’s total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If the Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Even if the Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

Passive Foreign Investment Company Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
l.  Passive Foreign Investment Company Tax Risk:
Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. The Fund may be able to elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually. The Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges  described above in some instances.

Qualified Dividend Income Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		m. Qualified Dividend Income Tax Risk: Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.
REIT and Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
n.  REIT and Real Estate Risk:
Investment in REITs and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions; reduced demand for commercial and office space; increased maintenance or tenant improvement costs to convert properties for other uses; default risk of tenants and borrowers; the financial condition of tenants, buyers and sellers; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases risk. Certain REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will directly bear the expenses of their investment in the Fund and indirectly bear the expenses of the Fund’s investments when the Fund invests in REITs.

Small-Cap Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
o.  Small-Cap Securities Risk:
Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
p.  Valuation Risk:
The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lower than expected gain upon the sale of the investment. The Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Line Of Credit Payable [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 42,944,158	$ 30,802,000	$ 83,436,000	$ 79,810,000	$ 65,048,000	$ 106,848,000
Senior Securities Coverage per Unit	[2]	$ 9,599	$ 12,051	$ 5,307	$ 4,819	$ 6,555	$ 6,465
Senior Securities, Note [Text Block]
7.  Line of Credit
The Fund has entered into a lending agreement with BNP Paribas Prime Brokerage International Ltd. (“BNPP PB”) which allows the Fund to borrow on an uncommitted and secured basis up to $175 million. The interest on the BNPP PB for the Fund on amounts borrowed is charged at a variable rate, which may be based on the Secured Overnight Financing Rate (“SOFR”) plus a spread. The BNPP PB facility provides a secured, uncommitted line of credit for the Fund where selected Fund assets are pledged against advances made to the Fund. The Fund has granted a security interest in all pledged assets used as collateral to BNPP PB. The maximum amount of the line of credit available is the lesser of 33.33% of its total assets of the Fund or the amount disclosed above, including the amount borrowed. Either BNPP PB or the Fund may terminate this agreement upon delivery of written notice. During the six-month period ended April 30, 2026, the average borrowing by the Fund was $29,746,898 with an average interest rate on borrowings of 4.78%. During the six-month period ended April 30, 2026, the maximum borrowing by the Fund was $42,944,152. Interest expense related to the line of credit for the six-month period ended April 30, 2026 was $712,340. As of April 30, 2026, the outstanding balance on the line of credit was $42,944,158.

Senior Securities Headings, Note [Text Block]		Line of Credit

[1]	On February 9, 2026, the Fund implemented a 1 for 3 reverse stock split. Net asset value and per share amounts have been updated to reflect the transaction. See Note 5.
[2]	Asset coverage per $1,000 is calculated by dividing total assets (less all liabilities and indebtedness not represented by senior securities) by the amount of the line of credit and then multiplying by $1,000.